CAPITAL STOCK - Narrative (Details)				12 Months Ended
	Jul. 23, 2020 shares	Jun. 06, 2019	Jun. 04, 2018	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Mar. 11, 2021 shares	Dec. 16, 2020 shares	Sep. 15, 2020 shares	Jul. 22, 2020 shares	Jun. 15, 2020 shares	Mar. 23, 2020 shares	Mar. 20, 2020	Jan. 01, 2020	Dec. 20, 2019	Dec. 16, 2019 shares	Sep. 16, 2019 shares	Jul. 22, 2019 shares	Jun. 14, 2019 shares	Mar. 22, 2019 shares	Mar. 21, 2019	Dec. 14, 2018 shares	Sep. 14, 2018 shares	Jun. 15, 2018 shares	May 28, 2018	May 22, 2018	Mar. 21, 2018	Mar. 20, 2018 shares	Jan. 01, 2018	Dec. 30, 2017
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)									59,019,546	59,009,685		59,009,685	59,009,685				58,939,685	58,877,185		58,877,185	58,665,310		58,867,410	58,817,410	58,817,410				58,807,410
Number of shares outstanding (in shares)				59,027,047	59,027,047	59,009,685			59,019,546	59,009,685		59,009,685	59,009,685				58,939,685	58,877,185		58,877,185	58,665,310		58,867,410	58,817,410	58,817,410				58,807,410
Common shares repurchased (in shares)				0	0	0	217,100
Expiration period of awards		10 years	10 years
Weighted average fair value at exercise of stock options exercised (in dollars per share) | $ / shares				$ 20.11		$ 13.06	$ 14.19
Awards percentage based in total shareholder return (TSR)														0.00%		0.00%						0.00%				50.00%	100.00%	100.00%
Directors non-officers
Disclosure of classes of share capital [line items]
Stock options vesting period		3 years	3 years
Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		33.33%	33.33%
Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage			25.00%
RSUs
Disclosure of classes of share capital [line items]
Forfeited (in shares)				8,643	8,643	7,412	1,228
Outstanding (in shares)				497,287	497,287	224,604
Weighted average fair value per award outstanding (in dollars per share) | $ / shares				$ 18.91	$ 18.91	$ 12.67
Awards threshold consecutive trading days				5 days	5 days
PSUs
Disclosure of classes of share capital [line items]
Forfeited (in shares)				25,923	25,923	23,739	16,053
Outstanding (in shares)				1,223,053	1,223,053	901,086
Weighted average fair value per award outstanding (in dollars per share) | $ / shares				$ 28.53	$ 28.53	$ 8.09
Awards threshold consecutive trading days				5 days	5 days
Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																															100.00%
DSUs
Disclosure of classes of share capital [line items]
Outstanding (in shares)				386,541	386,541	271,427
Weighted average fair value per award outstanding (in dollars per share) | $ / shares				$ 18.91	$ 18.91	$ 12.67
Awards threshold consecutive trading days				5 days	5 days
SARs
Disclosure of classes of share capital [line items]
Outstanding (in shares)				0	0	0	0
Other equity instruments, expiration period				10 years	10 years
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares					$ 7.56
SARs | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments vesting period				3 years	3 years
SARs | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments vesting period				4 years	4 years
SARs | Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
SARs | Year four | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage				25.00%	25.00%
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								59,027,047
Number of shares outstanding (in shares)								59,027,047
NICB
Disclosure of classes of share capital [line items]
Number of common shares authorized for repurchase (in shares)	4,000,000										4,000,000								4,000,000
Stock repurchase period	12 months
Number of shares remained available for repurchase (in shares)				4,000,000	4,000,000
NICB | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares remained available for repurchase (in shares)								4,000,000
Class A preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				0	0
Prior to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																															0.00%
Prior to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																															150.00%
Subsequent to December 2017 | PSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days				5 days	5 days
Subsequent to December 2017 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based on volume weighted average trading price (VWAP)				50.00%	50.00%
Awards percentage based on monte carlo simulation model				50.00%	50.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																														50.00%
Awards percentage based on average returns on invested capital (ROIC)																														50.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																														0.00%
Subsequent To December 31, 2017 And Prior To December 31, 2019 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																														175.00%
Subsequent To December 31, 2019 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based on average returns on invested capital (ROIC)															50.00%
Subsequent To December 31, 2019 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage															0.00%
Subsequent To December 31, 2019 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage															175.00%
Subsequent To December 31, 2019 | Target Shares | S&P North America SmallCap Materials (Industry Group) Index
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)															25.00%
Subsequent To December 31, 2019 | Target Shares | Peer Group
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)															25.00%